Debt and Financing Arrangements (Details) (USD $)	12 Months Ended
	Apr. 30, 2013 Bank	Apr. 30, 2012	Apr. 30, 2011
Debt and Financing Arrangements [Abstract]
Total long-term debt	$ 2,017,800,000	$ 2,070,500,000
Current portion of long-term debt	50,000,000	50,000,000
Total long-term debt, less current portion	1,967,800,000	2,020,500,000
Long-term debt
Repayment of long-term debt	50,000,000	0	10,000,000
Debt and Financing Arrangements (Additional Textual) [Abstract]
Number of banks	9
Revolving credit facility maximum borrowing capacity	1,000,000,000
Percentage of the principal amount thereof which company can prepay	100.00%
Interest paid	97,700,000	86,600,000	62,100,000
Outstanding standby letters of credit	8,100,000
4.78% Senior Notes due June 1, 2014 [Member]
Long-term debt
Company issued Senior Notes	100,000,000	100,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	4.78%	4.78%
6.12% Senior Notes due November 1, 2015 [Member]
Long-term debt
Company issued Senior Notes	24,000,000	24,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	6.12%	6.12%
6.63% Senior Notes due November 1, 2018 [Member]
Long-term debt
Company issued Senior Notes	395,000,000	397,900,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	6.63%	6.63%
3.50% Notes due October 15, 2021 [Member]
Long-term debt
Notes Payable, Noncurrent	748,800,000	748,600,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	3.50%	3.50%
5.55% Senior Notes due April 1, 2022 [Member]
Long-term debt
Company issued Senior Notes	350,000,000	400,000,000
Repayment of long-term debt	50,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	5.55%	5.55%
Payment of Senior Notes due in fiscal 2014	50,000,000
4.50% Senior Notes due June 1, 2025 [Member]
Long-term debt
Company issued Senior Notes	400,000,000	400,000,000
Debt and Financing Arrangements (Textual) [Abstract]
Percentage of Notes	4.50%	4.50%
First period payment of Senior Notes	$ 100,000,000